Investments Transactions with MillerCoors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MillerCoors [Member]
Schedule of Equity Method Investments [Line Items]
Beer sales to MillerCoors	$ 11.7	$ 13.1	$ 16.6
Beer purchases from MillerCoors	43.2	37.3	19.2
Service agreement costs and other charges to MillerCoors	2.6	2.4	2.5
Service agreement costs and other charges from MillerCoors	0.9	1.0	1.1
Undistributed Earnings, Basic	0.0	0.0
BRI [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Administrative Fees Related to Agreements	88.8	103.4	118.1
BDL [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Administrative Fees Related to Agreements	$ 36.4	$ 50.8	$ 59.6